Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001567892
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Mallinckrodt plc
Entity Incorporation State Country Code	L2
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	+353 1
Local Phone Number	6960000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false